Siren Large Cap Blend Index ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.1%
		Communications 22.8%
28		Alphabet, Inc. (a)	$68,370
767		AT&T, Inc.	22,074
42		Charter Communications Inc. (a)	30,301
934		Comcast Corp.	53,257
205		Facebook, Inc. (a)	71,280
100		Netflix, Inc. (a)	52,821
170		T-Mobile US, Inc. (a)	24,621
128		The Walt Disney Co. (a)	22,499
428		Verizon Communications, Inc.	23,981
			369,204
		Consumer Discretionary 15.3%
17		Amazon.com, Inc. (a)	58,483
258		JD.com, Inc. (a)	20,591
173		NIKE, Inc. - Class B	26,727
140		Pinduoduo, Inc. (a)	17,783
16		MercadoLibre, Inc. (a)	24,925
235		Starbucks Corp.	26,275
61		Tesla, Inc. (a)	41,462
96		The Home Depot, Inc.	30,613
			246,859
		Consumer Staples 6.5%
70		Costco Wholesale Corp.	27,697
178		PepsiCo, Inc.	26,374
500		The Coca-Cola Co.	27,055
171		Walmart, Inc.	24,115
			105,241
		Energy 1.6%
419		Exxon Mobil Corp.	26,430

		Financials 5.4%
661		Bank of America Corp.	27,253
111		Berkshire Hathaway, Inc. (a)	30,849
181		JPMorgan Chase & Co.	28,153
			86,255
		Health Care 6.0%
97		Amgen, Inc.	23,644
140		Johnson & Johnson	23,063
264		Merck & Co, Inc.	20,531
26		Organon & Co.	787
72		UnitedHealth Group, Inc.	28,832
			96,857

		Technology 41.5%
103		Adobe, Inc. (a)	60,321
269		Advanced Micro Devices, Inc. (a)	25,267
359		Apple, Inc.	49,169
225		Applied Materials, Inc.	32,040
42		ASML Holding NV	29,015
78		Broadcom, Inc.	37,193
554		Cisco Systems, Inc.	29,362
828		Intel Corp.	46,484
64		Intuit, Inc.	31,371
76		Mastercard, Inc.	27,747
199		Microsoft Corp.	53,909
84		NVIDIA Corp.	67,208
189		PayPal Holdings, Inc. (a)	55,090
149		QUALCOMM, Inc.	21,297
108		Salesforce.com, Inc. (a)	26,381
138		Texas Instruments, Inc.	26,537
117		Visa, Inc.	27,357
64		Zoom Video Communications, Inc. (a)	24,770
			670,518
		Total Common Stocks
		(Cost $1,267,951)	1,601,364

MONEY MARKET FUNDS 0.9%
14,686		First American Government Obligations Fund, 0.026% (b)	14,686
		Total Money Market Funds
		(Cost $14,686)	14,686

		Total Investments 100.0%
		(Cost $1,282,637)	1,616,050

		Other Assets in Excess of Liabilities 0.0%	185

		TOTAL NET ASSETS 100.0%	$1,616,235

	(a)	Non-Income Producing.
	(b)	7-day net yield at June 30, 2021

Siren DIVCON Leaders Dividend ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 96.0%
		Communications 1.9%
8,993		Activision Blizzard, Inc.	$858,292

		Consumer Discretionary 12.1%
7,318		Best Buy Co., Inc,	841,424
2,580		Domino's Pizza, Inc.	1,203,544
13,990		DR Horton, Inc.	1,264,276
2,938		The Home Depot, Inc.	936,899
5,915		Tractor Supply Co .	1,100,545
			5,346,688
		Consumer Staples 12.8%
8,768		Church & Dwight Co., Inc.	747,209
2,557		Costco Wholesale Corp.	1,011,728
3,713		Dollar General Corp.	803,456
8,340		McCormick & Co., Inc.	736,589
3,814		The Clorox Co.	686,177
24,000		The Kroger Co.	919,440
5,723		The Procter & Gamble Co.	772,204
			5,676,803
		Financials 8.5%
16,000		Aflac, Inc.	858,560
17,000		Brown & Brown, Inc.	903,380
5,311		T. Rowe Price Group, Inc.	1,051,419
7,362		The Allstate Corp.	960,299
			3,773,658
		Health Care 8.8%
5,909		Merck & Co., Inc.	459,543
590		Organon & Co.	17,853
4,170		STERIS plc	860,271
2,835		UnitedHealth Group, Inc.	1,135,248
2,991		West Pharmaceutical Services, Inc.	1,074,068
1,765		Zoetis, Inc.	328,925
			3,875,908
		Industrials 16.4%
10,712		Amphenol Corp.	732,808
2,193		Cintas Corp.	837,726
9,605		Cognex Corp.	807,300
14,910		Fastenal Co.	775,320
6,655		HEICO Corp.	826,418
5,579		JB Hunt Transport Services, Inc.	909,098
4,704		L3Harris Technologies, Inc.	1,016,770
6,230		Nordson Corp.	1,367,547
			7,272,987
		Materials 2.1%
3,375		The Sherwin-Williams Co.	919,519

		Technology 33.4%
6,410		Apple, Inc.	877,914
7,957		Booz Allen Hamilton Holding Corp.	677,777
2,249		FactSet Research Systems, Inc.	754,787
14,600		Intel Corp.	819,644
2,267		Intuit, Inc.	1,111,215
4,743		Jack Henry & Associates, Inc.	775,528
3,047		KLA Corp.	987,868
1,606		Lam Research Corp.	1,045,024
1,348		MarketAxess Holdings, Inc.	624,919
3,709		Microsoft Corp.	1,004,768
2,886		Moody's Corp.	1,045,800
1,428		NVIDIA Corp.	1,142,543
2,592		S&P Global, Inc.	1,063,886
5,476		Skyworks Solutions, Inc.	1,050,023
6,528		Teradyne, Inc.	874,491
4,893		Texas Instruments, Inc.	940,924
			14,797,111
		Total Common Stocks
		(Cost $31,663,189)	42,520,966

MONEY MARKET FUNDS 3.9%
1,710,170		First American Government Obligations Fund 0.026% (a)	1,710,170
		Total Money Market Funds
		(Cost $1,710,170)	1,710,170

		Total Investments 99.9%
		(Cost $33,373,359)	44,231,136

		Other Assets in Excess of Liabilities 0.1%	20,430

		TOTAL NET ASSETS 100.0%	$44,251,566

	(a)	7-day net yield at June 30, 2021.

Siren DIVCON Dividend Defender ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 91.3%
		Communications 1.7%
6,057		Activision Blizzard, Inc. (a)	$578,080

		Consumer Discretionary 10.6%
5,358		Best Buy Co., Inc.	616,063
1,447		Domino's Pizza, Inc.	675,011
8,400		DR Horton, Inc. (a)	759,108
1,995		The Home Depot, Inc.	636,185
4,515		Tractor Supply Co. (a)	840,061
			3,526,428
		Consumer Staples 11.1%
3		Brown-Forman Corp. - Class B	225
5,442		Church & Dwight Co., Inc. (a)	463,767
1,559		Costco Wholesale Corp. (a)	616,850
2,378		Dollar General Corp. (a)	514,575
5,286		McCormick & Co., Inc. (a)	466,860
2,331		The Clorox Co. (a)	419,370
19,040		The Kroger Co. (a)	729,422
3,530		The Procter & Gamble Co. (a)	476,303
			3,687,372
		Financials 7.5%
10,290		Aflac, Inc. (a)	552,161
10,362		Brown & Brown, Inc. (a)	550,637
3,310		T Rowe Price Group, Inc. (a)	655,281
5,698		The Allstate Corp. (a)	743,247
			2,501,326
		Health Care 11.7%
11,575		Merck & Co., Inc. (a)	900,188
1,157		Organon & Co. (a)	35,011
2,511		STERIS plc	518,019
1,750		UnitedHealth Group, Inc. (a)	700,770
2,452		West Pharmaceutical Services, Inc. (a)	880,513
4,480		Zoetis, Inc. (a)	834,893
			3,869,394
		Industrials 14.7%
8,060		Amphenol Corp. (a)	551,385
1,304		Cintas Corp. (a)	498,128
6,055		Cognex Corp. (a)	508,923
10,280		Fastenal Co. (a)	534,560
4,136		HEICO Corp.	513,608
4,375		JB Hunt Transport Services, Inc. (a)	712,906
2,698		L3Harris Technologies, Inc. (a)	583,173
4,375		Nordson Corp. (a)	960,356
			4,863,039
		Materials 0.1%
81		The Sherwin-Williams Co. (a)	22,069

		Technology 33.9%
3,888		Apple, Inc. (a)	532,500
6,553		Booz Allen Hamilton Holding Corp. (a)	558,185
1,471		FactSet Research Systems, Inc. (a)	493,682
11,580		Intel Corp. (a)	650,101
1,416		Intuit, Inc. (a)	694,081
3,815		Jack Henry & Associates, Inc. (a)	623,791
2,030		KLA Corp. (a)	658,146
1,299		Lam Research Corp. (a)	845,259
1,157		MarketAxess Holdings, Inc. (a)	536,374
2,710		Microsoft Corp. (a)	734,139
2,089		Moody's Corp.(a)	756,991
1,080		MSCI, Inc. (a)	575,726
1,073		NVIDIA Corp. (a)	858,507
1,995		S&P Global, Inc. (a)	818,848
3,497		Skyworks Solutions, Inc. (a)	670,550
4,025		Teradyne, Inc. (a)	539,189
3,607		Texas Instruments, Inc. (a)	693,626
			11,239,695
		Total Common Stocks
		(Cost $26,399,108)	30,287,403

MONEY MARKET FUNDS 6.0%
1,978,547		First American Government Obligations Fund, 0.026% (b)	1,978,547
		Total Money Market Funds
		(Cost $1,978,547)	1,978,547

		Total Investments Before Securities Sold Short
		(Cost $28,377,655)	32,265,950

SECURITIES SOLD SHORT
COMMONT STOCKS (31.6)%
		Consumer Discretionary (1.9)%
(4,307)		Darden Restaurants, Inc.	(628,779)

		Consumer Staples (1.8)%
(14,335)		The Kraft Heinz Co.	(584,581)

		Energy (15.0)%
(17,967)		Baker Hughes Co.	(410,905)
(8,610)		ConocoPhillips	(524,349)
(26,062)		Halliburton Co.	(602,554)
(9,107)		Hess Corp.	(795,223)
(26,199)		Kinder Morgan, Inc.	(477,608)
(33,079)		Occidental Petroleum Corp.	(1,034,380)
(21,141)		Schlumberger NV	(676,724)
(17,011)		The Williams Companies, Inc.	(451,642)
			(4,973,385)
		Financials (4.4)%
(4,517)		Capital One Financial Corp.	(698,734)
(16,575)		Wells Fargo & Co.	(750,682)
			(1,449,416)
		Industrials (2.4)%
(58,436)		General Electric Co.	(786,549)

		Information (1.8)%
(45,019)		Lumen Technologies, Inc.	(611,808)

		Materials (1.8)%
(11,480)		Westrock Co.	(610,966)

		Utilities (2.5)%
(19,181)		CenterPoint Energy, Inc.	(470,318)
(5,079)		Dominion Energy, Inc.	(373,662)
			(843,980)

		Total Securities Sold Short
		[(Proceeds $(8,507,958)]	(10,489,464)

		Total Investments 65.7%
		(Cost $19,869,697)	21,776,486

		Other Assets in Excess of Liabilities 34.3%	11,386,530

		TOTAL NET ASSETS 100.0%	$33,163,016

	(a)
Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at June 30, 2021 was $38,125,471, which includes cash in the amount of $10,797,179.

	(b)	7-day net yield at June 30, 2021.

Siren NASDAQ NexGen Economy ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Number of Shares			Value
COMMON STOCKS 99.7%

		Communications 9.2%
28,525		Baidu, Inc. (b)	$5,816,247
118,474		Digital Garage, Inc. (a)	5,326,771
11,060		Facebook, Inc. (b)	3,845,673
179,714		GMO internet, Inc. (a)	4,901,512
6,727		Swisscom AG (a)	3,840,261
65,139		Tencent Holdings Ltd. (a)	4,899,498
			28,629,962
		Consumer Discretionary 7.4%
20,655		Alibaba Group Holding Ltd. (b)	4,684,141
1,182		Amazon.com, Inc. (b)	4,066,269
62,150		JD.com, Inc. (b)	4,960,192
60,625		Overstock.com, Inc. (b)	5,589,625
338,733		Rakuten Group, Inc. (a)	3,823,495
			23,123,722
		Consumer Staples 1.2%
26,968		Walmart, Inc.	3,803,027

		Financials 32.6%
23,643		American Express Co.	3,906,533
17,283		Aon PLC	4,126,489
1,061,244		BOC Hong Kong Holdings Ltd. (a)	3,601,584
53,596		Citigroup, Inc.	3,791,917
16,678		CME Group, Inc.	3,547,077
28,835		Coinbase Global, Inc. - Class A (b)	7,303,905
25,744		Deutsche Boerse AG (a)	4,493,409
221,714		Galaxy Digital Holdings, Ltd. (a)(b)	4,156,690
291,630		ING Groep NV - ADR	3,861,181
38,021		Intercontinental Exchange, Inc.	4,513,093
32,806		JPMorgan Chase & Co.	5,102,645
560,738		Mogo, Inc. (b)	4,401,793
29,937		Nasdaq, Inc.	5,262,925
468,022		Ping An Insurance Group Co of China Ltd. (a)	4,584,196
180,930		Plus500 Ltd. (a)	3,341,240
226,371		SBI Holdings, Inc. (a)	5,354,903
16,935		Signature Bank/New York NY	4,160,083
42,622		Silvergate Capital Corp. - Class A (b)	4,829,925
75,906		The Bank of New York Mellon Corp.	3,888,665
11,952		The Goldman Sachs Group, Inc.	4,536,143
34,647		TMX Group Ltd. (a)(b)	3,659,792
411,608		VPC Impact Acquisition Holdings (b)	4,120,196
908,925		ZhongAn Online P&C Insurance Co. Ltd. (a)(b)	5,144,991
			101,689,375
		Industrials 2.9%
86,747		Hitachi Ltd. (a)	4,966,899
25,834		Siemens AG (a)	4,093,128
			9,060,027
		Technology 46.4%
19,406		Accenture PLC - Class A	5,720,695
57,523		Advanced Micro Devices, Inc. (b)	5,403,135
30,252		Broadridge Financial Solutions, Inc.	4,886,606
468,335		Canaan, Inc. (b)	3,816,930
85,255		Cisco Systems, Inc.	4,518,515
1,195,634		Ebang International Holdings, Inc. - Class A (b)	3,682,553
31,399		Fujitsu Ltd. (a)	5,878,745
300,166		Hewlett Packard Enterprise Co.	4,376,420
2,727,224		Huobi Technology Holdings Ltd. (a)(b)	4,910,499
227,908		Infosys, Ltd.	4,829,371
79,001		Intel Corp.	4,435,116
38,535		International Business Machines Corp.	5,648,846
152,736		Marathon Digital Holdings, Inc. (b)	4,791,328
14,183		Mastercard, Inc. - Class A	5,178,071
48,381		Micron Technology, Inc. (b)	4,111,417
19,593		Microsoft Corp.	5,307,744
8,843		MicroStrategy, Inc. (b)	5,876,173
293,379		NTT Data Corp. (a)	4,576,496
6,731		NVIDIA Corp.	5,385,473
334,130		OneConnect Financial Technology Co. Ltd. (b)	4,016,243
57,006		Oracle Corp.	4,437,347
19,763		PayPal Holdings, Inc. (b)	5,760,519
2,673		Samsung Electronics Co. Ltd. - GDR 144A (c)	4,767,296
38,410		SAP SE	5,395,069
24,818		Square, Inc. (b)	6,050,628
38,338		Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,606,694
21,920		Texas Instruments, Inc.	4,215,216
36,920		Thomson Reuters Corp.	3,666,894
17,885		Visa, Inc.	4,181,871
929,238		Z Holdings Corp. (a)	4,657,273
			145,089,183
		Total Common Stocks
		(Cost $267,125,062)	311,395,296

MONEY MARKET FUNDS 0.3%
1,076,903		First American Government Obligations Fund, 0.026% (d)	1,076,903
		Total Money Market Funds
		(Cost $1,076,903)	1,076,903

		Total Investments Before Securities Sold Short
		(Cost $268,201,965)	312,472,199

SECURITIES SOLD SHORT
COMMON STOCKS (0.0)%
		Technology (0.0)%
(2,656)		Atos SE (a)	$(161,561)

		Total Securities Sold Short
		[Proceeds $(165,840)]	(161,561)

		Total Investments 100.0%
		(Cost $268,036,125)	312,310,638

		Other Assets in Excess of Liabilities 0.0%	122,674

		TOTAL NET ASSETS 100.0%	$312,433,312

	(a)	U.S.-dollar denominated security of a foreign issuer.
	(b)	Non-Income Producing.
	(c)
Security was purchased pursuant to Rule 144 under the securities Act of 1933 and may not be resold subject to the rule except to qualified institutional buyers.  Unless otherwise noted, 144 securities are deemed to be liquid. At June 30, 2021, the net value of these securities amounted to $4,767,296, which represents 1.5% of net assets.

	(d)	7-day net yield at June 30, 2021

a) Investment Valuation

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

 • Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

Siren Large Cap Blend Index ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,601,364	$-	$-	$1,601,364
Short-Term Investments
Money Market Funds	14,686	-	-	14,686
Total	$1,616,050	$-	$-	$1,616,050

Siren DIVCON Leaders Dividend ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$42,520,966	$-	$-	$42,520,966
Short-Term Investments
Money Market Funds	1,710,170	-	-	1,710,170
Total	$44,231,136	$-	$-	$44,231,136

Siren DIVCON Dividend Defender ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks	$30,287,403	$-	$-	$30,287,403
Short-Term Investments
Money Market Funds	1,978,547	-	-	1,978,547
Total Assets	$32,265,950	$-	$-	$32,265,950

Liabilities
Equity
Common Stocks	$(10,489,464)	$-	$-	$(10,489,464)
Total Liabilities	$(10,489,464)	$-	$-	$(10,489,464)

Siren Nasdaq NexGen Economy ETF

Investments at Value	Level 1	Level 2	Level 3	Total
Assets
Equity
Common Stocks	$311,395,296	$-	$-	$311,395,296
Short-Term Investments
Money Market Funds	1,076,903	-	-	1,076,903
Total Assets	$312,472,199	$-	$-	$312,472,199

Liabilities
Equity
Common Stocks	$(161,561)	$-	$-	$(161,561)
Total Liabilities	$(161,561)	$-	$-	$(161,561)

Tax Disclosure -The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2021, the Funds did not incur any interest or penalties.